INCOME TAXES (Details) - Schedule of Reconciliation of the Beginning and Ending Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Beginning and Ending Valuation Allowance [Abstract]
Balance	$ (5,507)	$ (4,585)
Additions	(1,392)	(922)
Balance	$ (6,899)	$ (5,507)